Shareholder Report, Holdings (Details) - Applied Finance Valuation Large Cap ETF	Dec. 31, 2024
Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.49%
Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.84%
Alphabet, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.63%
Nvidia Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.45%
Mastercard, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.65%
Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.02%
Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.99%
Visa, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.47%
Merck & Company, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%
Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.63%
Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.75%
Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.18%
Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.01%
Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.37%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.39%
Information Technology - Hardware [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.16%
Information Technology - Software & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.62%
Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%
Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%
Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.11%